Stock-Based Compensation (Details) - Schedule of shares of class A common stock - shares	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance	44,165	42,494
Common Stock options outstanding [Member]
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance	12,010	8,891
Shares available for issuance under the Plan [Member]
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance	4,506	5,699
Bank warrants [Member]
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance		254
Public warrants [Member]
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance	17,249	17,250
Private warrants [Member]
Stock-Based Compensation (Details) - Schedule of shares of class A common stock [Line Items]
Total shares of authorized Common Stock reserved for future issuance	10,400	10,400